Note 15 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Commitments Disclosure [Text Block]
15	Commitments and contingencies
As at
December
31,
2016,
the Company had the following commitments:

	Total	Less than 1 year	1 - 2 years	Thereafter
Lease commitments	$98	$98	$-	$-

Under the terms of the Amended Sandstorm Agreement, the Company may
be subject to a contingent liability if certain events occur (Note
7).